SCHEDULE OF SHARE CAPITAL (Details) (Parenthetical)	Jun. 30, 2023 $ / shares	Jun. 30, 2023 € / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 € / shares	Jul. 26, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Par value per share | € / shares		€ 1		€ 1
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share	$ 0.0001		$ 0.0001		$ 10.00
Preference shares [member]
IfrsStatementLineItems [Line Items]
Par value per share	$ 0.0001		$ 0.0001